Finance Lease Liabilities (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 11, 2017	Dec. 31, 2023	Jun. 30, 2022
Finance Lease Liabilities [Abstract]
The rate of financial lease liability interest	4.90%
Date of maturity of financial lease agreement	Dec. 31, 2027
Amortization expense of financial lease right-of-use assets			$ 85,608
Interest expense for financial lease			$ 9,709